THE ADVISORS' INNER CIRCLE FUND

                          JAPAN SMALLER COMPANIES FUND

                        SUPPLEMENT DATED NOVEMBER 6, 2007
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following replaces the section with the heading "Portfolio Manager" on page 9 of the prospectus:

         PORTFOLIO MANAGERS

         The Fund is managed by a team of investment professionals (the "Investment Committee"). The following portfolio managers comprise the Investment Committee and are jointly and primarily responsible for the day-to-day management of the Fund.

         Curtis Freeze is the Chief Investment Officer of the Adviser and has acted as a portfolio manager for all of the Adviser's collective investment vehicles and managed accounts since the Adviser's inception. In this capacity, he is responsible for setting policy with regard to general market trends, the investment research and selection process, and the overall investment direction of the firm and its advisory clients. He also serves as Director of Prospect Asset Management (Channel Islands) Ltd. ("PAMCI"), an advisory affiliate of the Adviser that provides advisory services to offshore investment accounts. Mr. Freeze also serves as an outside board director of Yasuragi Co. Ltd., a Japanese publicly-traded company, the securities of which are or may be held by the Fund or other advisory clients of the Adviser, PAMCI and their advisory affiliates.

         Mr. Freeze established the Adviser in 1994. Prior to founding the Adviser, Mr. Freeze was a Senior Fund Manager at DB Morgan Grenfell Asset Management Ltd. from June 1990 to September 1994. During this period, Mr. Freeze served as co-manager of the Morgan Grenfell Japan Smaller Companies Fund, a registered unit trust in the United Kingdom. Mr. Freeze earned his MBA from the University of Hawaii and is fluent in Japanese. He has more than 18 years of investment experience, focusing on mid- and small-cap Japanese companies.

         Christopher Reed is the Research Director of Prospect Co. Ltd, the Japanese parent holding company of the Adviser, PAMCI and certain of their advisory affiliates, and also serves the Adviser as a co-portfolio manager with nondiscretionary authority. In this capacity, he is responsible for analyzing and reporting on companies under investment consideration by the Adviser. Mr. Reed joined the firm in 2001 after receiving his MBA from the University of Hawaii and a Management Certificate from the Japan-American Institute of Management Science (JAIMS). Mr. Reed has a B.A. in Economics from Saint Olaf College.

         Daniel Kerrigan is the Chief Executive Officer and Head of Trading of the Adviser. He is responsible for the day-to-day execution and decision making of the Adviser and providing stock selection and strategy input to the Investment Committee. Prior to joining the Adviser, Mr. Kerrigan was the Managing Director of the hedge fund desk at UBS Tokyo. He has a B.A. in English Literature and an MBA from the University of Notre Dame. He has more than 19 years of experience in the Japanese financial markets.

         The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 PAM-SK-003-0100

                         THE ADVISORS' INNER CIRCLE FUND

                          JAPAN SMALLER COMPANIES FUND

                        SUPPLEMENT DATED NOVEMBER 6, 2007
                                     TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


The following information replaces the section with the heading "Portfolio Manager" on page S-16 of the SAI:

         PORTFOLIO MANAGERS

         This section includes information about the Fund's portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned and how the portfolio managers are compensated.

         COMPENSATION. The Adviser compensates Curtis Freeze and Daniel Kerrigan for their management of the Fund. Curtis Freeze's sole compensation consists of salary from the Adviser. Mr. Freeze also receives dividends from his interest in the Adviser's parent holding company, Prospect Co. Ltd. Daniel Kerrigan's compensation consists of a pre-tax performance based salary and bonus. Prospect Co. Ltd. compensates Christopher Reed for his services to the Fund. Mr. Reed's compensation consists of an annual salary and a pre-tax performance based bonus. The TOPIX Small Cap Index is the benchmark against which each portfolio manager's pre-tax performance results are compared.

         FUND SHARES OWNED BY THE PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

         ---------------------------------------------- -------------------------------------------------------------
         Name                                                                Dollar Range of Fund Shares
         ---------------------------------------------- -------------------------------------------------------------
         ---------------------------------------------- -------------------------------------------------------------
         Curtis Freeze                                                          $100,001 - $500,000*
         ---------------------------------------------- -------------------------------------------------------------
         ---------------------------------------------- -------------------------------------------------------------
         Daniel Kerrigan                                                               None**
         ---------------------------------------------- -------------------------------------------------------------
         ---------------------------------------------- -------------------------------------------------------------
         Christopher Reed                                                              None**
         ---------------------------------------------- -------------------------------------------------------------
         *      Valuation date is October 31, 2006.
         **     Valuation date is July 23, 2007.


         OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows.

        ----------------- --------------------------- ----------------------------- --------------------------------
              Name          Registered Investment       Other Pooled Investment             Other Accounts
                                  Companies                     Vehicles
        ----------------- --------------------------- ----------------------------- --------------------------------
        ----------------- -------------- ------------ -------------- -------------- -------------- -----------------
                            Number of       Total       Number of    Total Assets     Number of      Total Assets
                            Accounts       Assets       Accounts      (Billions)      Accounts       (Thousands)
        ----------------- -------------- ------------ -------------- -------------- -------------- -----------------
        ----------------- -------------- ------------ -------------- -------------- -------------- -----------------
        Curtis Freeze+          0            N/A            9            $1.4             1           $34,000.00
        ----------------- -------------- ------------ -------------- -------------- -------------- -----------------
        ----------------- -------------- ------------ -------------- -------------- -------------- -----------------
        Daniel                  0            N/A           9*            $1.4             1           $2,500.00
        Kerrigan++
        ----------------- -------------- ------------ -------------- -------------- -------------- -----------------
        ----------------- -------------- ------------ -------------- -------------- -------------- -----------------
        Christopher             0            N/A            0             N/A             1             $43.20
        Reed++
        ----------------- -------------- ------------ -------------- -------------- -------------- -----------------
         +      Valuation date is October 31, 2006.
         ++     Valuation date is July 23, 2007.
         *      The advisory fees for 7 of these accounts, which amount to $552 million in assets under management, are based on the performance of each of these accounts.


         CONFLICTS OF INTERESTS. Each portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, it is also possible that a potential conflict of interest may arise because a portfolio manager manages an account with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Adviser is able to prevent a number of conflicts of interest due to the possession of material, nonpublic information relating to securities holdings by maintaining an "information barrier" to prevent the transfer of information relating to particular issuers.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 PAM-SK-004-0100